UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania   August 11, 2006

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         51

Form 13F Information Table Value Total:         $859,124,107

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acergy S.A.                  Com    00443E104     6,994,013    457,125  Sole                 0   457,125
Acusphere Inc.               Com    00511R870     7,759,135  2,580,612  Sole         2,580,612         0
American Axle & Mfg. Holding Com    024061103    29,949,910  1,750,433  Sole         1,132,600   617,833
American International Group Com    026874107    27,995,368    474,096  Sole           340,350   133,746
Apria Healthcare             Com    037933108    23,057,339  1,219,965  Sole           915,600   304,365
Bank of America Corporation  Com    060505104     7,177,963    149,230  Sole                 0   149,230
Cisco Systems                Com    17275R102    23,078,426  1,181,691  Sole           844,100   337,591
Citigroup Inc.               Com    172967101    28,349,018    587,544  Sole           355,400   232,144
Coca Cola Co.                Com    191216100    26,904,149    625,387  Sole           473,100   152,287
Cooper Tire & Rubber         Com    216831107     5,750,561    516,208  Sole                 0   516,208
Corillian Corp.              Com    218725109       498,433    166,700  Sole                 0   166,700
Cotherix Inc.                Com    22163T103       618,198     71,800  Sole            71,800         0
CT Communications Inc.       Com    126426402    14,051,900    614,425  Sole           483,600   130,825
Direct TV Group              Com    25459L106    45,082,719  2,732,286  Sole         2,173,100   559,186
Ditech Networks Inc.         Com    25500T108    11,588,025  1,328,902  Sole         1,328,902         0
Embarq Corp.                 Com    29078E105     8,002,689    195,235  Sole           145,360    49,875
Exxon Mobil Corp.            Com    30231G102       234,357      3,820  Sole                 0     3,820
Fairchild Semiconductor      Com    303726103    25,340,118  1,394,613  Sole           795,900   598,713
Federal National Mortgage    Com    313586109     6,364,159    132,311  Sole                 0   132,311
First Avenue Networks Inc.   Com    31865X106    51,170,848  4,703,203  Sole         3,832,218   870,985
Hasbro, Inc.                 Com    418056107    14,428,817    796,732  Sole           496,350   300,382
Helix Energy Solutions       Com    42330P107    29,988,893    743,035  Sole           413,500   329,535
Idenix Pharmaceuticals Inc.  Com    45166R204     5,232,510    556,650  Sole           556,650         0
Intel Corp.                  Com    458140100     5,827,300    306,700  Sole           306,700         0
Leadis Technology            Com    52171N103     4,897,344    887,200  Sole           887,200         0
Magellan Health Services     Com    559079207    54,192,166  1,196,031  Sole           894,000   302,031
Microsoft Corp.              Com    594918104    19,017,576    816,205  Sole           478,200   338,005
Motorola                     Com    620076109     7,459,671    370,207  Sole                 0   370,207
MRO Software, Inc.           Com    55347W105     2,056,693    102,476  Sole                 0   102,476
NCR Corp.                    Com    62886E108    11,775,693    321,389  Sole           123,950   197,439
Newell Rubbermaid Inc.       Com    651229106    14,622,105    566,090  Sole           309,700   256,390
Nokia Corp.                  Com    654902204     8,758,155    432,288  Sole                 0   432,288
North Pittsburgh Systems Inc Com    661562108    12,822,786    465,268  Sole           464,100     1,168
OM Group, Inc.               Com    670872100     1,425,270     46,200  Sole                 0    46,200
Peak International Ltd.      Com    G69586108     3,414,526  1,101,460  Sole                 0 1,101,460
Pfizer Inc.                  Com    717081103    31,660,512  1,348,978  Sole           946,450   402,528
Pharmion Corp.               Com    71715B409    17,611,746  1,034,160  Sole           713,300   320,860
Plato Learning Inc.          Com    72764Y100    12,828,128  2,062,400  Sole         1,244,100   818,300
PNC Financial Services Group Com    693475105     6,150,049     87,645  Sole                 0    87,645
Spectrum Control             Com    847615101    14,035,025  1,517,300  Sole           994,900   522,400
Sprint Nextel                Com    852061100    78,257,032  3,914,809  Sole         2,907,200 1,007,609
Stratos International        Com    863100202     7,088,380  1,034,800  Sole         1,034,800         0
Time Warner Inc.             Com    887317105    16,627,981    961,155  Sole           851,500   109,655
Tollgrade Communications     Com    889542106       560,835     57,818  Sole                 0    57,818
Tyco International Ltd.      Com    902124106    55,667,150  2,024,260  Sole         1,564,550   459,710
USA Mobility Inc.            Com    90341G103     5,066,320    305,200  Sole           305,200         0
UST Inc.                     Com    902911106     3,139,575     69,475  Sole                 0    69,475
Verizon Communications       Com    92343V104       201,208      6,008  Sole                 0     6,008
Wal-Mart Stores              Com    931142103    25,854,620    536,737  Sole           322,850   213,887
Wilsons Leather Experts      Com    972463103    27,208,056  7,454,168  Sole         6,271,063 1,183,105
WSFS Financial               Com    929328102    11,280,657    183,575  Sole                 0   183,575

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